ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

7. ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

Accounts receivable, net consists of the following:

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
New home transaction services	5,863,587	3,558,480
Existing home transaction services	546,658	463,634
Home renovation and furnishing	265,355	407,180
Home rental services	52,135	54,531
Emerging and other services	86,681	106,273
Accounts receivable	6,814,416	4,590,098
Allowance for credit losses	(1,517,099)	(1,498,651)
Accounts receivable, net	5,297,317	3,091,447

RMB5.9 billion and RMB3.6 billion of the Group’s gross accounts receivable was from new home transaction services with RMB1.3 billion and RMB1.2 billion allowance for credit losses recorded as of December 31, 2024 and 2025, respectively.

The Group usually allows a credit period within 90 days to its customers. Ageing analysis of accounts receivable based on the date of delivery of service to customers is as follows:

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
– Up to 3 months	4,315,046	2,198,699
– 3 months to 1 year	649,209	727,822
– Over 1 year	1,850,161	1,663,577
Accounts receivable	6,814,416	4,590,098
Less: allowance for credit losses	(1,517,099)	(1,498,651)
Accounts receivable, net	5,297,317	3,091,447

7. ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Continued)

The movements in the allowance for credit losses of accounts receivable are as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Balance at the beginning of the year	(1,951,419)	(1,566,129)	(1,517,099)
Additions	(174,237)	(108,963)	(79,980)
Write‑offs	559,527	157,993	98,428
Balance at the end of the year	(1,566,129)	(1,517,099)	(1,498,651)

Contract assets, net consists of the following:

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Contract assets – gross	319,736	959,080
Allowance for credit losses	(119,064)	(113,551)
Contract assets, net	200,672	845,529

The contract assets are mainly related to the Group’s home renovation business and home rental services under new model. The Group’s contract assets represent the amount for which the Group has satisfied some or all of its performance obligations but has not yet obtained an unconditional right to receive payment.